FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCK - 79.33%	Shares	Value

Aerospace & Defense - 0.99%
RTX Corp.	2,000	$179,340

Agriculture - 6.47%
Archer-Daniels-Midland Co.	17,000	902,870
Darling Ingredients, Inc. (a)	6,300	266,553
		1,169,423
Auto Manufacturers - 8.90%
General Motors Co.	25,000	392,250
Tesla, Inc. (a)	10,000	409,800
Volkswagen AG - Germany - ADR	4,000	807,520
		1,609,570
Beverages - 5.05%
Coca-Cola Co.	10,000	600,200
Molson Coors Beverage Co. - Class B	5,000	312,100
		912,300
Biotechnology - 7.38%
Amgen, Inc.	1,700	465,511
Regeneron Pharmaceuticals, Inc. (a)	900	869,481
		1,334,992
Chemicals - 2.98%
Olin Corp.	10,000	538,000

Commercial Services - 1.33%
PayPal Holdings, Inc. (a)	4,000	241,360

Computers - 2.39%
Super Micro Computer, Inc. (a) (b)	500	433,060

Diversified Financial Services - 2.29%
Charles Schwab Corp.	3,500	233,730
Virtu Financial, Inc. - Class A	10,000	180,500
		414,230
Food - 2.08%
Hershey Co.	2,000	375,840

Insurance - 1.45%
Hanover Insurance Group, Inc.	2,000	262,940

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCK - 79.33% (continued)	Shares	Value

Internet - 22.15%
Alibaba Group Holding Ltd. - China - ADR	10,000	$740,300
Alphabet, Inc. - Class C (a)	4,500	629,010
Baidu, Inc. - China - ADR (a)	3,000	303,990
Expedia Group, Inc. (a)	5,000	684,100
Meta Platforms, Inc. - Class A	1,000	490,130
Netflix, Inc. (a)	1,000	602,920
PDD Holdings, Inc. - Ireland - ADR (a)	2,500	311,350
Sea Ltd. - Singapore - ADR (a)	5,000	242,600
		4,004,400
Machinery - Construction & Mining - 1.23%
Oshkosh Corp.	2,000	221,720

Oil & Gas - 1.43%
Pioneer Natural Resources Co.	1,100	258,709

Pharmaceuticals - 1.97%
Canopy Growth Corp. - Canada (a)	11,500	37,835
Merck & Co., Inc.	2,500	317,875
		355,710
Pipelines - 1.29%
Cheniere Energy, Inc.	1,500	232,800

Semiconductors - 6.83%
MicroCloud Hologram, Inc. (a)	5,000	48,550
NVIDIA Corp.	1,500	1,186,680
		1,235,230
Software - 3.12%
AppLovin Corp. - Class A (a)	5,000	298,600
DocuSign, Inc. (a)	5,000	266,350
		564,950

TOTAL COMMON STOCK (Cost $13,698,869)		14,344,574

PREFERRED STOCK - 2.82%

Banks - 2.82%
United Community Banks, Inc., 6.875% - Series I (c) (e)	21,000	509,670

TOTAL PREFERRED STOCK (Cost $529,751)		509,670

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

GOVERNMENT BONDS - 5.52%	Principal	Value

U.S. Treasury Note, 4.750% due 07/31/2025 (c)	$1,000,000	$998,594

TOTAL GOVERNMENT BONDS (Cost $998,631)		998,594

OPTIONS PURCHASED - 3.11%

CALL OPTIONS PURCHASED - 2.27%	Contracts [1]	Notional Amount	Exercise Price	Expiration
Advanced Micro Devices, Inc.	20	$340,000	$170.00	9/20/2024	82,340
Biogen, Inc.	22	506,000	230.00	4/19/2024	10,076
Boeing Co.	10	190,000	190.00	1/17/2025	37,250
Boyd Gaming Corp.	50	300,000	60.00	6/21/2024	40,750
Charles Schwab Corp.	50	300,000	60.00	4/19/2024	39,750
Expedia Group, Inc.	15	187,500	125.00	1/17/2025	42,188
NIKE, Inc.	30	300,000	100.00	3/15/2024	13,350
PayPal Holdings, Inc.	70	350,000	50.00	6/21/2024	86,100
PayPal Holdings, Inc.	30	187,500	62.50	1/17/2025	26,700
Tesla, Inc.	12	276,000	230.00	4/19/2024	6,000
Tesla, Inc.	10	200,000	200.00	7/19/2024	25,750

TOTAL CALL OPTIONS PURCHASED (Cost $498,724)					410,254

PUT OPTIONS PURCHASED - 0.84%
Costco Wholesale Corp.	20	1,150,000	575.00	6/21/2024	4,200
Costco Wholesale Corp.	10	735,000	735.00	6/21/2024	25,300
Invesco QQQ Trust Series 1	45	1,530,000	340.00	3/15/2024	157
Invesco QQQ Trust Series 1	30	1,103,340	367.78	3/15/2024	225
Invesco QQQ Trust Series 1	60	2,428,680	404.78	3/28/2024	5,040
Invesco QQQ Trust Series 1	30	1,260,000	420.00	6/21/2024	23,970
Invesco QQQ Trust Series 1	30	1,274,340	424.78	6/28/2024	29,970
Moderna, Inc.	50	400,000	80.00	3/15/2024	1,650
SPDR S&P 500 ETF Trust	30	1,503,000	501.00	3/15/2024	6,180
SPDR S&P 500 ETF Trust	30	1,467,000	489.00	3/28/2024	4,380
SPDR S&P 500 ETF Trust	30	1,479,000	493.00	3/28/2024	5,640
SPDR S&P 500 ETF Trust	50	2,275,000	455.00	6/21/2024	12,650
SPDR S&P 500 ETF Trust	30	1,380,000	460.00	6/21/2024	8,370
SPDR S&P 500 ETF Trust	30	1,425,000	475.00	9/20/2024	24,000

TOTAL PUT OPTIONS PURCHASED (Cost $592,337)					151,732

TOTAL OPTIONS PURCHASED (Cost $1,091,061)					561,986

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.24%
Federated Hermes Government Obligations Fund - Institutional Shares, 5.18% (d)	1,851,107	$1,851,107

SHORT-TERM INVESTMENTS (Cost $1,851,107)		1,851,107

INVESTMENTS AT VALUE (Cost $18,169,419) - 101.02%		$18,265,931

TOTAL OPTIONS WRITTEN, AT VALUE (Premiums $31,792) - (0.13)%		(23,170)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.89)%		(161,296)

NET ASSETS - 100.00%		$18,081,465

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Subject to call options written by the Fund.
(c)	All or a portion of the security is segregated as collateral for options written and securities sold short.
(d)	Rate shown represents the 7-day effective yield at February 29, 2024, is subject to change and resets daily.
(e)	Affiliated company. See Investments In Affiliated Companies section of the accompanying footnotes.

[1]	Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German Public Limited Company)

ETF - Exchange-Traded Fund

Ltd. - Limited

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (0.13)%

CALL OPTIONS WRITTEN - (0.13)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
Moderna, Inc.	10	$93,000	$93.00	3/8/2024	$2,450
Moderna, Inc.	10	94,000	94.00	3/15/2024	3,000
Super Micro Computer, Inc.	3	249,000	830.00	3/1/2024	12,420
Super Micro Computer, Inc.	1	86,000	860.00	3/8/2024	5,300

TOTAL CALL OPTIONS WRITTEN (Premiums $31,792)					23,170

TOTAL OPTIONS WRITTEN (Premiums $31,792)					$23,170

Percentages are stated as a percent of net assets.

1 Each option contract is equivalent to 100 shares of the underlying stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the FinTrust Income and Opportunity Fund (the “Fund”) The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to FinTrust Capital Advisors, LLC (the “Adviser”) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock, preferred stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the rule a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value (“NAV”) that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

February 29, 2024.

FinTrust Income and Opportunity Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$14,344,574	$—	$—	$14,344,574
Preferred Stock (2)	509,670	—	—	509,670
Government Bonds	—	998,594	—	998,594
Short-Term Investments	1,851,107	—	—	1,851,107
Call Options Purchased	327,316	82,938	—	410,254
Put Options Purchased	151,507	225	—	151,732
Total Assets	$17,184,174	$1,081,757	$—	$18,265,931

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$23,170	$—	$—	$23,170
Total Liabilities	$23,170	$—	$—	$23,170

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Fair Value Measurements (continued)

(1)       As of and for the three months ended February 29, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, ETFs and preferred stock held in the Fund are Level 1 securities. For a detailed break-out of common stock and preferred stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

Investment Risks

ETFs – The Fund may invest in Exchange Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

Government Securities – The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Investment Risks (continued)

Derivative Transactions

As of February 29, 2024, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$410,254
Put options purchased, at value	Investments, at value	151,732
Total Assets		$561,986

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$23,170
Total Liabilities		$23,170

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the three months ended February 29, 2024, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(141,431)
Put options purchased	Investments	(155,809)
Call options written	Options written	1,945
		$(295,295)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$1,015,607
Put options purchased	Investments	(389,701)
Call options written	Options written	(30,909)
Put options written	Options written	38,079
		$633,076

For the three months ended February 29, 2024, the average month-end notional values of purchased and written option contracts for the Fund were $23,383,640 and ($444,000), respectively. The primary risk category for all open options positions during the period was equity risk.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Investments In Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or is of common management. Companies which are affiliates of the Fund at February 29, 2024, are noted in the Fund’s Schedule of Investments. United Community Banks, Inc., 6.875% - Series I preferred stock (“UCBIO”) is considered an affiliated investment because it is of common management of the Adviser. At February 29, 2024, the Fund held 21,000 shares of UCBIO.

Transactions with affiliated companies during the three months ended February 29, 2024 were as follows:

	Value as of November 30, 2023	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of February 29, 2024	Income earned
UCBIO	$467,040	$—	$42,630	$—	$—	$509,670	$9,023
Total	$467,040	$—	$42,630	$—	$—	$509,670	$9,023

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on February 29, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$18,562,899	$1,459,648	$(1,779,786)	$(320,138)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.